Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Summary of Compensation of Key Management Personnel and Directors
The remuneration of key management personnel

was as follows:
Compensation
(millions of Canadian dollars) For the years ended October 31

2025 2024
Short-term employee benefits

$ 52 $ 30
Post-employment benefits

3 1
Share-based payments

54 23
Total

$ 109 $ 54